Other Income/Expenses - Summary of Other Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of other non-operating income [abstract]
Reversal Of Unclaimed Declared Dividends To Non Controlling Interest Upon Expiration Of Limitation Period	₽ 203
Write-off of trade and other payables and lease liabilities including payables with expired legal term	177	₽ 155		₽ 412
Gain on sales and purchases of foreign currencies	50
Other income	288	73		86
Total	₽ 718	₽ 228	[1]	₽ 498	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).